Debt - Convertible Senior Notes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Additional paid-in capital	$ 8,538	$ 8,427
Principal amount	1,150
Convertible Senior Notes Net Of Discount 2014 [Member]
Debt Instrument [Line Items]
Additional paid-in capital	97	97
Principal amount	575	575
Unamortized debt discount	(14)	(40)
Net carrying amount	561	535
Convertible Senior Notes Net Of Discount 2017 [Member]
Debt Instrument [Line Items]
Additional paid-in capital	123	123
Principal amount	575	575
Unamortized debt discount	(83)	(104)
Net carrying amount	$ 492	$ 471